Income Tax - Schedule of Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Domestic Tax Authority
Tax Credit Carryforward [Line Items]
Net operating losses	$ 1,620
Tax credits	82
State and Local Jurisdiction
Tax Credit Carryforward [Line Items]
Net operating losses	2,863
Tax credits	$ 507	$ 468